RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Current service cost	£ 295	£ 257	£ 302
Net interest amount	(1)	(40)	(43)
Past service credits and curtailments	10
Settlements	3	6	6
Past service cost – plan amendments	14	20	12
Plan administration costs incurred during the year	41	36	30
Total defined benefit pension expense	369	287	315
Defined benefit pension schemes [Member]
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Total defined benefit pension expense	£ 362	£ 279	£ 307